INVENTORIES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Crude oil	$ 1,501	$ 1,429
Refined products	1,820	1,322
Energy trading commodity inventories	789	866
Total current inventories	4,110	3,617
Write-downs (reversals of write-downs) of inventories
Crude oil held for trading purpose	110	154
Product inventory expensed	$ 14,700	$ 9,400